Income Taxes	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Income Taxes

16. INCOME TAXES

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

(All amounts in tables are expressed in thousands of Canadian dollars)

	Year ended December 31, 2019	Year ended December 31, 2018
Net loss	$(28,859)	$(3,022)
Statutory tax rate	27%	27%
Expected income tax recovery at the statutory tax rate	(7,792)	(816)
Permanent differences and other	7,063	62
Effect of change in tax rates	-	(132)
Change in valuation allowance	729	886
Net deferred income tax recovery	$-	$-

The significant components of the Company’s deferred income tax assets and liabilities are as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Exploration and evaluation assets	$98	$65
Loss carry-forwards	4,484	3,823
Share issuance costs	261	293
Cumulative eligible capital	-	34
Equipment	200	98
	5,042	4,313
Valuation allowance	(5,042)	(4,313)
Net deferred tax asset	$-	$-

The tax pools relating to these deductible temporary differences expire as follows:

	Canadian non-capital losses	Canadian net-capital losses	Canadian resource pools	Canadian share issue costs
2030	$696	$-	$-	$-
2031	517	-	-	-
2032	645	-	-	-
2033	847	-	-	-
2034	1,484	-	-	-
2035	2,141	-	-	-
2036	2,213	-	-	-
2037	2,637	-	-	-
2038	2,656	-	-	-
2039	2,715	-	-	-
No expiry	-	57	50,575	912
	$16,551	$57	$50,575	$912

Flow-through shares

Flow-through common shares require the Company to spend an amount equivalent to the proceeds of the issued flow-through common shares on Canadian qualifying exploration expenditures. The Company may be required to indemnify the holders of such shares for any tax and other costs payable by them in the event the Company has not made the required exploration expenditures.

During the year ended December 31, 2019, the Company received $400,440 from the issue of flow-through shares and has incurred $1,238 of eligible expenditures during the year ended December 31, 2019.

Under the IFRS framework, the increase to share capital when flow-through shares are issued is measured based on the current market price of common shares. The incremental proceeds, or “premium”, are recorded as deferred income. As at December 31, 2019, the Company has renounced $399,202 of the proceeds from flow-through shares and is committed to expend the proceeds on qualifying exploration expenditures.